Shareholder Report, Holdings (Details) - Bahl & Gaynor Income Growth ETF	Jun. 30, 2024
Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
Eli Lilly & Company [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Merck & Company, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
PepsiCo, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Procter & Gamble Company [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Mondelez International, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Eaton Corporation plc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
NextEra Energy, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Chevron Corporation [member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%
Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
Financials [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
Energy [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%